Investment Managers Series Trust II

235 West Galena Street

Milwaukee, Wisconsin 53212

March 5, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust II (the “Trust”) File Nos. 333-191476 and 811-22894 on behalf of the Ambassador Fund and Diplomat Fund

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for Ambassador and Diplomat Fund, each a series of the Trust, does not differ from that contained in Post-Effective Amendment No. 443 to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on February 28, 2025, with an effective date of February 28, 2025.

If you have any questions or require further information, do not hesitate to contact Diane J. Drake at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/ Alison L. Sloniewski
Alison L. Sloniewski
Investment Managers Series Trust II